Securitisations and Covered Bonds - Summary of Issuances and Redemptions of Securitisation and Covered Bond Programme (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Internal
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	£ 1,341	£ 0
Internal and external redemptions	137	200
Internal | Mortgage-backed master trust structures | Holmes
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	241	0
Internal and external redemptions	121	100
Internal | Mortgage-backed master trust structures | Fosse
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0	0
Internal and external redemptions	0	0
Internal | Other asset-backed securitisation structures | Motor
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0	0
Internal and external redemptions	0	0
Internal | Other asset-backed securitisation structures | Repton
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0	0
Internal and external redemptions	0	0
Internal | Covered bond programme | Euro 35bn Global Covered Bond Programme
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	1,100	0
Internal and external redemptions	16	100
External
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	3,894	4,800
Internal and external redemptions	2,090	2,133
External | Mortgage-backed master trust structures | Holmes
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	1,500	600
Internal and external redemptions	186	200
External | Mortgage-backed master trust structures | Fosse
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0	0
Internal and external redemptions	0	200
External | Other asset-backed securitisation structures | Motor
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0	0
Internal and external redemptions	7	33
External | Other asset-backed securitisation structures | Repton
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	550	0
Internal and external redemptions	0	0
External | Covered bond programme | Euro 35bn Global Covered Bond Programme
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	1,844	4,200
Internal and external redemptions	£ 1,897	£ 1,700